Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Short Term Bond Fund
Supplement dated December 8, 2022
to the Prospectus dated May 2, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Short Term Bond Fund
1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Nationwide Asset Management, LLC (“NWAM”) as the subadviser to the NVIT Short Term Bond Fund (the “Fund”), and the appointment of Loomis, Sayles & Company L.P. (“Loomis Sayles”) as the Fund’s new subadviser. This change is anticipated to take effect on or about March 20, 2023, (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:
b.	The Fund is renamed the “NVIT Loomis Short Term Bond Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
c.	The information under the heading “Principal Investment Strategies” on page 35 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in bonds (or fixed-income securities) which include:
•	U.S. government securities;
•
Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s or Standard & Poor’s or, if unrated, which the subadviser determines to be of comparable quality);

•	Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
•
Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg U.S. Government/Credit Bond 1‑3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund’s investment objective. As of December 31, 2021, the average duration of the Index was 1.85 years.
In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:
•	the financial strength of the issuer;
•	current interest rates and valuations;
•	the stability and volatility of a country’s bond markets and
•	expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.
c.	The information under the heading “Principal Risks” beginning on page 36 of the Prospectus is modified as follows:
i.	“High-yield bonds risk,” “Sovereign debt risk” and “Sector risk” are each deleted in their entirety.

NVIT Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Short Term Bond Fund
Supplement dated December 8, 2022
to the Prospectus dated May 2, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Short Term Bond Fund
1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Nationwide Asset Management, LLC (“NWAM”) as the subadviser to the NVIT Short Term Bond Fund (the “Fund”), and the appointment of Loomis, Sayles & Company L.P. (“Loomis Sayles”) as the Fund’s new subadviser. This change is anticipated to take effect on or about March 20, 2023, (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is amended as follows:
b.	The Fund is renamed the “NVIT Loomis Short Term Bond Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
c.	The information under the heading “Principal Investment Strategies” on page 35 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in bonds (or fixed-income securities) which include:
•	U.S. government securities;
•
Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody’s or Standard & Poor’s or, if unrated, which the subadviser determines to be of comparable quality);

•	Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
•
Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. Foreign securities in which the Fund invests are denominated in U.S. dollars.
The Fund typically maintains an average portfolio duration that is within one year of the average duration of the Bloomberg U.S. Government/Credit Bond 1‑3 Year Index (the “Index”), although it reserves the right to deviate further from the average duration of the Index when the subadviser believes it to be appropriate in light of the Fund’s investment objective. As of December 31, 2021, the average duration of the Index was 1.85 years.
In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:
•	the financial strength of the issuer;
•	current interest rates and valuations;
•	the stability and volatility of a country’s bond markets and
•	expectations regarding general trends in interest rates and currency considerations.
The subadviser also considers how purchasing or selling a bond would impact the Fund’s overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains). The Fund may engage in active and frequent trading of portfolio securities.
c.	The information under the heading “Principal Risks” beginning on page 36 of the Prospectus is modified as follows:
i.	“High-yield bonds risk,” “Sovereign debt risk” and “Sector risk” are each deleted in their entirety.